FORM N-23C-3

NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23C-3

1.	Investment Company Act File Number: 811-22891 Date of Notification: November 21, 2014

2.	Exact name of investment company as specified in registration statement:

Little Harbor MultiStrategy Composite Fund

3.	Address of principal executive office:

30 Doaks Lane Marblehead, Massachusetts 01945

4.	Check one of the following:

	A.	[X]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

	B.	[ ]	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

	C.	[ ]	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

BY:	/s/ Randall J. Carrigan

NAME:	Randall J. Carrigan

TITLE:	Chief Legal and Compliance Officer

November 21, 2014

RE:	LITTLE HARBOR MULTISTRATEGY COMPOSITE FUND
REPURCHASE OFFER NOTICE

Dear Shareholder:

Little Harbor MultiStrategy Composite Fund (the “Fund”), in accordance with its quarterly share repurchase program and Repurchase Offer Terms, which are attached to this letter, is offering to purchase this quarter 5 percent of the Fund’s outstanding shares.  All shares repurchased by the Fund pursuant to this repurchase offer will be repurchased at their net asset value as of the Repurchase Pricing Date (as defined below).  There is no repurchase or other fee applicable to Fund repurchases of its shares.

The number of your Fund shares that the Fund eventually repurchases depends on the percentage of Fund shares that the Fund is obligated to purchase and the number of Fund shares that shareholders wishing to participate in the repurchase offer request that the Fund repurchase.

The Fund will notify you of its next quarterly offer to repurchase a portion of its outstanding shares on February 13, 2015.  The Fund is required to notify you of each opportunity to participate in its quarterly repurchase offers.

If you are not interested in having the Fund repurchase any of your Fund shares at this time, you do not need to do anything.

YOU ARE NOT REQUIRED TO SELL ANY OF YOUR FUND SHARES
DURING ANY REPURCHASE OFFER.

We extend this quarterly repurchase offer to provide liquidity to Fund shareholders because Fund shares are not redeemable daily for cash and are not traded on a stock exchange. You can sell Fund shares only during one of the Fund’s repurchase offer periods.

THE FUND’S REPURCHASE OF YOUR FUND SHARES
MAY BE A TAXABLE EVENT TO YOU.

We recommend that you consult your financial representative or tax advisor for more information.

If you wish to have the Fund repurchase some or all of your Fund shares during the current repurchase offer period, you should be aware of the applicable deadlines and procedures.  The current repurchase offer period begins on November 21, 2014, and the Fund must receive your request no later than the close of regular trading on the New York Stock Exchange (normally 4:00 P.M. Eastern Time) on December 15, 2014.  The Fund expects to determine the repurchase price it will pay for its shares on December 23, 2014.  The Fund will pay you for your shares on or before December 31, 2014.

For informational purposes, as of the close of business November 20, 2014, the net asset value per share of the Fund was $500 per share.  For the current Fund share price, please call Shareholder Services at (844) 454-2672.

If you wish for the Fund to repurchase any of your Fund shares in response to this repurchase offer, please refer to your account statement to determine how your shares currently are registered:

1.
If your shares are held in your own name, complete the enclosed Repurchase Request Form and ensure that it is received in good order by Little Harbor MultiStrategy Composite Fund c/o UMB Fund Services, Inc., 235 W. Galena Street, Milwaukee, Wisconsin 53212-3948 by the close of regular trading on the New York Stock Exchange (normally 4:00 P.M. Eastern Time) on December 15, 2014.  Repurchase Request Forms received after that time will not be accepted.  The Fund currently does not charge a processing fee for handling repurchase requests.

2.
If your shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee, you will need to ask your broker-dealer or retirement plan trustee to submit the repurchase request for you.  Your financial advisor or broker may charge a transaction fee for that service.

Please refer to a copy of the Fund’s current prospectus and the enclosed Repurchase Offer Terms and Repurchase Request Form for more details.  If there is any difference between this letter and the Repurchase Offer Terms, the Repurchase Offer Terms shall control.

If you have questions, please call your financial advisor or Shareholder Services at (844) 454-2672.

Sincerely,

LITTLE HARBOR MULTISTRATEGY COMPOSITE FUND

Little Harbor MultiStrategy Composite Fund
c/o UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Key Dates and Terms (see Repurchase Offer Terms for more information):

•	Repurchase Offer Amount:	5%
•	Date of Repurchase Request Deadline:	December 15, 2014
•	Repurchase Pricing Date:	December 23, 2014
(Subject to change. See Paragraph 3, below.)
•	Repurchase Payment Deadline:	December 31, 2014

Attachments:
•	Repurchase Offer Terms (11/21/2014)
•	Repurchase Request Form

LITTLE HARBOR MULTISTRATEGY COMPOSITE FUND

REPURCHASE OFFER TERMS

Please refer to the Repurchase Offer Notice accompanying these Repurchase Offer Terms to determine the exact date of a particular quarterly Repurchase Request Deadline as well as other important information.

1.         THE OFFER. Little Harbor MultiStrategy Composite Fund (the “Fund”) is offering to repurchase for cash in the aggregate a percentage of the issued and outstanding shares of beneficial interest of the Fund  (“Shares”) up to the “Repurchase Offer Amount” specified in the Repurchase Offer Notice (the “Repurchase Offer Amount”) at a price per Share equal to the net asset value of a Share (the “NAV per Share”) as of the close of regular trading on the New York Stock Exchange on the Repurchase Pricing Date (defined below) (the “Repurchase NAV”), and upon the other terms and conditions set forth in this Repurchase Offer Terms, the Repurchase Offer Notice, the Fund’s Prospectus, and the related Repurchase Request Form.  Collectively, those documents comprise this “Repurchase Offer”.  The purpose of this Repurchase Offer is to provide liquidity to shareholders of the Fund.  This Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of shares.

2.         REPURCHASE REQUEST DEADLINE. All tenders of shares for repurchase relating to this Repurchase Offer must be received in proper form by UMB Fund Services, Inc., 235 W. Galena Street, Milwaukee, Wisconsin 53212-3948 by 4 p.m. Eastern Time on the date specified in the Repurchase Offer Notice as the “Repurchase Request Deadline (the “Repurchase Request Deadline”).  Repurchase Request Forms received after the Repurchase Request Deadline will not be accepted.

3.         REPURCHASE PRICING DATE. The Repurchase NAV must be determined no later than 14 days after the Repurchase Request Deadline.  The Fund intends to determine the Repurchase NAV approximately 7 days after the Repurchase Request Deadline, but may use an earlier date in its discretion.  If the Repurchase Pricing Date occurs later than the Repurchase Request Deadline, there is a risk that the Fund’s net asset value per share may fluctuate between those dates.

4.         NET ASSET VALUES.  The NAV per Share may fluctuate between the date you submit your Repurchase Request and the Repurchase Request Deadline (and the Repurchase Pricing Date, if different), and the NAV per Share on each of the Repurchase Request Deadline and the Repurchase Pricing Date could be higher or lower than on the date you submit a Repurchase Request.  Please call Shareholder Services at (844) 454-2672 for the current NAV per Share.

5.         PAYMENT FOR SHARES REPURCHASED.  Payment for all Shares repurchased pursuant to this Repurchase Offer will be made no later than 7 days after the Repurchase Pricing Date.  For the Repurchase Pricing Date, please see the Repurchase Offer Notice accompanying these Repurchase Offer Terms, or call Shareholder Services at (844) 454-2672.

6.         INCREASE IN NUMBER OF SHARES REPURCHASES; PRO RATA REPURCHASES. If shareholders tender for repurchase more Shares than the number of Shares that the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to purchase by up to 2 percent of the number of Shares outstanding on the Repurchase Request Deadline. If the number of Shares tendered for repurchase exceeds the number of Shares which the Fund is offering to repurchase, the Fund will repurchase tendered Shares on a pro rata basis. The Fund may, in its discretion, accept all Shares tendered by shareholders who own fewer than 100 Shares and tender all their Shares for repurchase in this Repurchase Offer, before prorating the Shares tendered by other shareholders. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own.  In the event of an oversubscribed Repurchase Offer, you may be unable to liquidate some or all of your investment at its net asset value. You may have to wait until a subsequent repurchase offer or offers to tender Shares that the Fund was unable to repurchase, and you would be subject to the risk of net asset value fluctuations during that time.

7.         WITHDRAWAL OR MODIFICATION OF TENDER OF SHARES FOR REPURCHASE. Shares tendered pursuant to this Repurchase Offer may be withdrawn or you may change the number of Shares tendered for Repurchase at any time prior to the close of regular trading on the New York Stock Exchange (normally 4:00 P.M. Eastern Time) on the Repurchase Request Deadline. You must send a written notice to UMB Fund Services, Inc. at one of the addresses specified in this Repurchase Offer, and UMB Fund Services, Inc. must receive it before the Repurchase Request Deadline.

8.         SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Trustees of the Fund may suspend or postpone this Repurchase Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:

(a)
For any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; or

(b)
For any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(c)	For such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund; or

(d)
If the repurchase would cause the stock that is the subject of the offer that is either listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association to be neither listed on any national securities exchange nor quoted on any interdealer quotation system of a national securities; or

(e)	If this Repurchase Offer would cause the Fund to lose its status as a regulated investment company under subchapter M of the Internal Revenue Code.

If this Repurchase Offer is suspended or postponed, the Fund will provide notice to each Fund shareholder of the suspension or postponement.  If the Fund renews this Repurchase Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed repurchase offer.

9.          TAX CONSEQUENCES. Shareholders should consult their tax advisers regarding the specific tax consequences, including state and local tax consequences, of a repurchase of their Shares. Special tax rules apply to Shares repurchased from retirement plan accounts. The Fund intends to take the position that tendering shareholders will qualify for sale or exchange treatment. If the transaction is so treated, any recognized gain or loss will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset, and as a long-term capital gain or loss if such Shares have been held for more than twelve months. If the transaction is not treated as a sale or exchange for tax purposes, the amount received upon a repurchase of Shares will consist in whole or in part of ordinary dividend income, a return of capital or capital gain, depending on the Fund’s earnings and profits for its taxable year and the shareholder’s basis in the Shares.

10.        EARLY WITHDRAWAL CHARGES. The Fund does not currently charge a special handling or processing fee for repurchases.

11.        PROPER FORM OF REPURCHASE REQUEST DOCUMENTS. All questions as to the validity, form, eligibility (including, for example, the time of receipt) and acceptance of repurchase requests will be determined by the Fund and UMB Fund Services, Inc., in their sole discretion, and that determination will be final and binding. The Fund reserves the right to reject any and all tenders of repurchase requests for Shares determined not to be in the proper form, or to refuse to accept for payment, purchase, exchange or pay for any Shares if, in the opinion of counsel to the Fund or UMB Fund Services, Inc., accepting, purchasing, exchanging, or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Repurchase Offer or any defect in any tender of Shares, whether in general or with respect to any particular Shares or shareholder(s). The Fund’s interpretations of the terms and conditions of this Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with repurchase requests must be cured within the times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until all defects or irregularities have been cured or waived.

Neither the Fund, nor its Trustees, nor its investment manager, nor its principal underwriter, nor its transfer agent, nor any other person is or will be obligated to give notice of any defects or irregularities in repurchase requests tendered, nor shall any of them incur any liability for failure to give any such notice.

Neither the Fund, nor its Trustees, nor its investment manager makes any recommendation to any shareholder whether to tender or refrain from tendering Shares.  Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund whether shareholders should tender pursuant to this Repurchase Offer.  No person has been authorized to give any information or to make any representations in connection with this Repurchase Offer other than those contained in this Repurchase Offer or in the Fund’s Prospectus. If given or made, any such recommendations and such information must not be relied upon as having been authorized by the Fund, its investment adviser, distributor or Transfer Agent.

For the Fund’s current NAVs per Share and other information about this Repurchase Offer, or for a copy of the Fund’s current prospectus, call Shareholder Services at (844) 454-2672 or contact your financial advisor.

The Fund’s current prospectus contains more complete information on all charges, expenses, fees and risks. Please read it carefully before investing.

[Rest of page intentionally left blank]

Date: November 21, 2014

LITTLE HARBOR MULTISTRATEGY COMPOSITE FUND
REPURCHASE REQUEST FORM

Use this Repurchase Request Form only if your shares are registered in your name with the Fund (please check your account statement).  If your shares are held for you by your broker-dealer, retirement plan trustee, or other fiduciary, you must contact them to have them submit a Repurchase Request Form on your behalf.

[ ]
To the Little Harbor MultiStrategy Composite Fund: I/we hereby tender the Little Harbor MultiStrategy Composite Fund shares designated below for repurchase at a price equal to their net asset value per share (NAV) on the Repurchase Pricing Date that applies to this quarterly Repurchase Offer.

Please Use Blue or Black Ink	Please Print Clearly in BLOCK CAPITAL LETTERS

1.	Account Information

Account Number

Name(s) of Registered Shareholders (Please fill in EXACTLY as listed on your Little Harbor MultiStrategy Composite Fund account statement)

Name	Daytime Telephone Number

Name	Daytime Telephone Number

2.	Shares to be Tendered for Repurchase (Please fill in all applicable information. Please check only one box.)

[ ] Partial Tender of Shares	Please repurchase _________________________ shares from my account. (number of shares)

[ ] Full Tender of All Shares	Please repurchase all shares from my account.

[ ] Partial Tender – Dollar Amount	Please repurchase enough of my shares so that I will receive $______________

3.	Tax Withholding Election (Only available on retirement account redemptions)

Federal Withholding

Federal income tax will be withheld at the rate of 10% from any distribution, subject to the IRS withholding rules, unless you elect or have previously elected out of withholding. Tax will be withheld on the gross amount of the payment even though you may be receiving amounts that are not subject to withholding because they are excluded from gross income. This withholding procedure may result in excess withholding on the payments. If you elect to have no federal taxes withheld from your distribution, or if you do not have enough federal income tax withheld from your distribution, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. If you are completing this form, your below election will remain in effect until such time as you make a different election in writing to the Custodian.

Please select one of the following:

[ ] I elect TO NOT have federal income tax withheld. (This option is only available for accounts registered with an address in the United States.)

[ ] Withhold 10% federal income tax

[ ] Withhold _________% federal income tax (must be more than 10%)

4.	Payment and Delivery Instructions

A check for the proceeds of repurchased shares will be issued in the name of the registered shareholder(s) and mailed to the address of record on the account. Alternate payment methods require your signature to be guaranteed. If alternate payment and/or delivery is required, please provide instructions below.

[ ] Please make the check payable to the registration and address of record.

[ ] Please make the check payable to:

First Name	M.I.	Last Name

Street Address

City	State	Zip

Please check one:	[ ] Mail to my bank	[ ] Forward electronically to my bank via Automatic Clearing House (ACH)*

Bank Name	Bank Phone Number

Bank Address

City	State	Zip

Bank ABA Number (for electronic requests)	Bank Account Number

Name(s) on Account

*	Please attach a voided check for the bank account. Payment via the ACH system should be received at your bank 2 business days after the transaction occurs.

5.	Certification and Signature

Or
Social Security Number		Taxpayer Identification Number

Under penalty of perjury, I certify that

(a)	The number set forth above is my correct Social Security Number or Taxpayer Identification Number, and

(b)
I am not subject to backup withholding either because (i) I am exempt from backup withholding, (ii) I have not been notified by the Internal Revenue Service (“IRS”) that I am subject to backup withholding as a result of failure to report all interest or dividends, or (iii) the IRS has notified me that I am no longer subject to backup withholding.

You must strike out the language in (b) above if you have been notified that you are subject to backup withholding and you have not received a subsequent notice from the IRS that backup withholding has been terminated.

Signature(s) of Owner(s): Please sign exactly as your name appears in your account. All owners of joint accounts must sign this form.

Signature of Owner	Month	Day	Year

Signature of Joint Owner	Month	Day	Year

Also provide your title and submit evidence of your authority in a form satisfactory to the Fund if the shares are held in the name of a trustee, executor, guardian, corporation or other representative capacity.

Signature Guarantee:
Each signature must be guaranteed by a bank, broker-dealer, savings and loan association, credit union, national securities exchange or any other “eligible guarantor institution” as defined in rules adopted by the Securities and Exchange Commission. Signatures may also be guaranteed with a medallion stamp of the STAMP program or the NYSE Medallion Signature Program, provided that the amount of the transaction does not exceed the relevant surety coverage of the medallion.

(Please place Signature Guarantee stamp here)	A signature guarantee may NOT be obtained through a notary public.

All signatures must be guaranteed unless ALL of the following conditions apply:

[ ]	This Repurchase Request Form is signed by all registered holder(s) of the shares, AND
[ ]	There is no change of registration for any shares you will continue to hold, AND
[ ]
The payment is to be sent to the registered holder(s) of the shares at the address shown in the registration section of your account statement (provided no address changes have been made within the past 30 days) AND

[ ]	The proceeds will be $10,000,000 or less

If you have any questions about this form, call Shareholder Services at (844) 454-2672.  This form must be RECEIVED by UMB Fund Services, In.c.  no later than the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time) on the last day of the current tender period (the Repurchase Request Deadline).  Repurchase Requests received by UMB Fund Services, Inc. cannot be revoked after the Repurchase Request Deadline.  Any request received outside of an active tender period or requests for future tender periods will be returned.

6.	Mailing Instructions

Please mail completed form to:

Regular Mail Delivery Little Harbor MultiStrategy Composite Fund c/o UMB Fund Services, Inc. P.O. Box 2175 Milwaukee, WI 53201-2175	Overnight Delivery Little Harbor MultiStrategy Composite Fund c/o UMB Fund Services, Inc 235 W. Galena St. Milwaukee, WI53212-3948